Per Share Amounts	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Per Share Amounts
PER SHARE AMOUNTS
The following table summarizes the weighted average shares used in calculating net income per share:

	2018	2017
Weighted average shares – basic	549,109,960	545,162,580
Dilutive impact of share-based compensation	—	—
Weighted average shares – diluted (1)	549,109,960	545,162,580

(1)	Excludes the impact of 1,086,922 weighted average shares related to share-based compensation that were anti-dilutive for the year ended December 31, 2018 (year ended December 31, 2017 - 1,603,575).